Equity Commitment and Share Purchase Option (Details) (Detail)	1 Months Ended			12 Months Ended
	Jul. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Sep. 30, 2020 USD ($)
Funding Arrangement [Line Items]
Preferred stock authorized | shares		10,000,000		10,000,000	10,000,000	10,000,000
Common stock authorized | shares		500,000,000		500,000,000	500,000,000	500,000,000
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Proceeds from issuance of shares					$ 60,058,000
Expected dividend yield				0
Equity Commitment [Member]
Funding Arrangement [Line Items]
Fair value of remaining equity commitment				$ 149,900,000
Business combination transaction, fair value of financial instruments				0
Share Purchase Option [Member]
Funding Arrangement [Line Items]
Business combination transaction, fair value of financial instruments				0
Bain Investor [Member] | Equity Commitment [Member]
Funding Arrangement [Line Items]
Stock purchase agreement amount				115,000,000
Proceeds from issuance of shares				$ 350,000,000
Fair value of remaining equity commitment							$ 149,900,000
Bain Investor [Member] | Equity Commitment [Member] | Series A-1 Preferred Stock [Member]
Funding Arrangement [Line Items]
Preferred stock authorized | shares				6,900,000
Common stock, par value | $ / shares				$ 10.00
Purchase price per share | $ / shares				$ 10.00
Bain Investor [Member] | Equity Commitment [Member] | Series A-1 Preferred Stock [Member] | Maximum [Member]
Funding Arrangement [Line Items]
Cash balance				$ 10,000,000
Bain Investor [Member] | Equity Commitment [Member] | Series A Common Stock [Member]
Funding Arrangement [Line Items]
Common stock authorized | shares				4,600,000
Preferred stock, par value | $ / shares				$ 10.00
Bain Investor [Member] | Equity Commitment [Member] | Series A One Preferred Stock And Series A Common Stock [Member]
Funding Arrangement [Line Items]
Proceeds from issuance of shares	$ 25,000,000	$ 60,000,000	$ 100,000
Bain Investor [Member] | Share Purchase Option [Member]
Funding Arrangement [Line Items]
Stock purchase agreement amount				$ 100,000,000
Bain Investor [Member] | Share Purchase Option [Member] | IPO [Member]
Funding Arrangement [Line Items]
Proceeds from issuance of shares				$ 450,000,000
Bain Investor [Member] | Share Purchase Option [Member] | Series A-1 Preferred Stock [Member]
Funding Arrangement [Line Items]
Common stock, par value | $ / shares				$ 10.00
Bain Investor [Member] | Share Purchase Option [Member] | Series A Common Stock [Member]
Funding Arrangement [Line Items]
Preferred stock, par value | $ / shares				$ 10.00